SCHEDULE V - VALUATION AND QUALIFYING ACCOUNTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for losses on commercial mortgage loans
Changes in valuation and qualifying accounts
Balance beginning of period	$ 11,650	$ 1,725	$ 2,230
Additions, Charged to costs and expenses	11,103	11,071	3,320
Deductions	(16,278)	(1,146)	(3,825)
Balance at end of period	6,475	11,650	1,725
Bad debt reserves associated with Lender's Indemnity product line
Changes in valuation and qualifying accounts
Balance beginning of period			30,611
Deductions			$ (30,611)